INCOME TAXES - Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Amount
Income tax at U.S. statutory rate					$ (52,112)	$ 443,114
Valuation allowance activity					52,112	369,359
Income tax expense (benefit)	$ 276,753	$ 224,021	$ 1,325,160	$ 224,021	$ 0	$ 812,473
Percent of Pretax Income
Income tax at U.S. statutory rate			21.00%		21.00%	21.00%
Valuation allowance activity					(21.00%)	18.00%
Income tax provision/(benefit)	39.00%	22.00%	317.00%	28.00%		39.00%